Schedule of investments
Delaware Tax-Free Arizona Fund		May 31, 2019 (Unaudited)

		Principal amount°	Value (US $)
Municipal Bonds – 97.53%
Corporate Revenue Bonds - 9.37%
Chandler Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •		1,000,000	$1,027,970
Maricopa County Pollution Control
(Public Service - Palo Verde Project) Series B 5.20%
6/1/43	•	1,500,000	1,548,405
Pima County Industrial Development Authority Pollution
Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40		2,000,000	2,082,640
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37		2,000,000	2,590,800
			7,249,815
Education Revenue Bonds - 31.34%
Arizona Health Facilities Authority Healthcare Education
Revenue
(Kirksville College) 5.125% 1/1/30		1,500,000	1,528,725
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00%
7/1/51		1,000,000	1,127,910
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #		350,000	361,799
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #		400,000	448,280
(Pincrest Academy of Nevada-Horizon, Inspirada and St.
Rose Campus Projects) Series A 144A 5.75% 7/15/48 #		250,000	276,680
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24		1,000,000	1,002,200
Arizona State University System Revenue
(Green Bonds) Series A 5.00% 7/1/43		1,000,000	1,228,250
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31		645,000	700,683
5.125% 5/15/40		1,305,000	1,342,440
Maricopa County Industrial Development Authority
Revenue
(Greathearts Arizona Projects) Series A 5.00% 7/1/52		725,000	833,881
(Paradise Schools Projects) 144A 5.00% 7/1/36 #		500,000	540,120
(Reid Traditional Schools Projects) 5.00% 7/1/47		785,000	856,152
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village
Project) 5.00% 7/1/31		1,000,000	1,201,210
Northern Arizona University
5.00% 6/1/36		475,000	502,507
5.00% 6/1/41		1,240,000	1,309,564

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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	1,000,000	$1,069,000
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,302,988
(Eagle College Preparatory Project) Series A 5.00%
7/1/43	500,000	509,965
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,084,270
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,137,860
Pima County Industrial Development Authority Education
Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	100,000	102,424
144A 5.00% 6/15/52 #	90,000	92,053
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	962,630
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	714,908
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A
5.00% 7/15/27 (AMBAC)	980,000	981,597
University of Arizona Board of Regents
Series A 4.00% 6/1/44	500,000	552,450
Series A 5.00% 6/1/38	1,000,000	1,110,120
Unrefunded Balance Series A 5.00% 6/1/25	335,000	368,031
		24,248,697
Electric Revenue Bonds - 4.89%
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	170,000	136,425
Series WW 5.00% 7/1/28 ‡	245,000	196,000
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,080,310
Series A 5.00% 1/1/39	1,000,000	1,216,170
Series A 5.00% 12/1/45	1,000,000	1,154,270
		3,783,175
Healthcare Revenue Bonds - 18.34%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health) Series A 5.00% 1/1/43	1,500,000	1,606,680
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,069,725
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,118,470
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project
Second Tier)
Series B 5.00% 1/1/49	55,000	59,701

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(Unaudited)

		Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project
Second Tier)
Series B 5.125% 1/1/54		65,000	$70,983
(Great Lakes Senior Living Communities LLC Project
Third Tier) Series C 144A 5.00% 1/1/49 #		500,000	515,150
(Great Lakes Senior Living Communities LLC Project)
Series A 5.00% 1/1/54		145,000	159,636
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.00%
11/15/36		270,000	283,157
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Banner Health) Series A 4.00% 1/1/41		1,000,000	1,077,890
(Catholic Healthcare West) Series A 6.00% 7/1/39		2,500,000	2,507,825
Maricopa County Industrial Development Authority Senior
Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #		405,000	421,710
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
Series A 6.00% 7/1/33		790,000	829,824
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42		1,200,000	1,273,368
(Mirabella at ASU Project) Series A 144A 6.125%
10/1/52	#	250,000	279,403
Yavapai County Industrial Development Authority Hospital
Facility
(Yavapai Regional Medical Center) Series A 5.25%
8/1/33		2,000,000	2,231,460
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32		295,000	335,801
Series A 5.25% 8/1/32		300,000	345,450
			14,186,233
Lease Revenue Bonds - 3.07%
Arizona Game & Fish Department & Community Beneficial
Interest Certificates
(Administration Building Project) 5.00% 7/1/32		1,000,000	1,002,570
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36		350,000	370,807

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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	$1,002,780
		2,376,157
Local General Obligation Bonds - 3.86%
Maricopa County High School District No. 214 Tolleson
Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,300,000	1,444,443
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project) Series B 5.00% 7/1/30	560,000	701,271
Maricopa County Unified School District No. 95 Queen
Creek
(School Improvement) 4.00% 7/1/35	500,000	559,795
Pinal County Community College District
4.00% 7/1/31	250,000	278,080
		2,983,589
Pre-Refunded Bonds - 6.12%
Arizona Certificates of Participation Department
Administration
Series A 5.25% 10/1/25 (AGM)	1,000,000	1,012,410
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33-20 §	1,250,000	1,300,750
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42-21 §	500,000	548,955
6.40% 7/1/47-21 §	500,000	549,970
Pinal County Electric District No. 3
Series A 5.25% 7/1/41-21 §	750,000	808,200
University Medical Center Hospital Revenue
6.50% 7/1/39-19 §	500,000	501,890
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	10,000	11,051
		4,733,226
Special Tax Revenue Bonds - 7.05%
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	629,303
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,174,370
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	568,331
Series A 5.25% 1/1/36	705,000	740,821

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.375% 7/1/46 ^	1,870,000	$430,381
Series A-1 5.625% 7/1/51 ^	4,715,000	798,438
(Restructured)
Series A-1 4.75% 7/1/53	170,000	164,422
Series A-1 5.00% 7/1/58	360,000	358,758
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	592,890
		5,457,714
Transportation Revenue Bonds - 7.08%
Arizona Department of Transportation State Highway Fund
Revenue
5.00% 7/1/35	500,000	596,035
Phoenix Civic Improvement Airport Revenue
Series B 5.00% 7/1/37	1,000,000	1,199,850
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	539,285
5.00% 7/1/32 (AMT)	1,750,000	1,955,187
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,184,190
		5,474,547
Water & Sewer Revenue Bonds - 6.41%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,181,520
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	715,098
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	282,620
Mesa Utility System Revenue
4.00% 7/1/31	850,000	953,743
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,227,900
5.00% 7/1/31	500,000	602,805
		4,963,686
Total Municipal Bonds (cost $71,642,627)		75,456,839

Total Value of Securities – 97.53%
(cost $71,642,627)		75,456,839

Receivables and Other Assets Net of Liabilities – 2.47%		1,909,190
Net Assets Applicable to 6,764,942 Shares Outstanding – 100.00%		$77,366,029

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Schedule of investments

Delaware Tax-Free Arizona Fund (Unaudited)

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2019, the aggregate value of Rule 144A securities was $4,106,619, which represents
5.31% of the Fund’s net assets.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^ Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

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